Unaudited condensed consolidated statement of changes in equity - USD ($) $ in Millions	Shareholders' equity	Share capital	Share premium	Retained earnings	Translation reserve	Available-for-sale securities reserves	Non-controlling interests	Total
Reserves
Profit for the period	$ 1,063			$ 1,063			$ 7	$ 1,070
Other comprehensive loss	(158)				$ (158)		(5)	(163)
Total comprehensive (loss) income from continuing operations	905			1,063	(158)		2	907
Total comprehensive loss from discontinued US operations	(5,844)			(5,073)		$ (771)	(730)	(6,574)
Total comprehensive income (loss) for the period	(4,939)			(4,010)	(158)	(771)	(728)	(5,667)
Dividends	(283)			(283)			(3)	(286)
Reserve movements in respect of share-based payments	77			77				77
Effect of transactions relating to non-controlling interests	(10)			(10)				(10)
New share capital subscribed	8		$ 8					8
Movement in own shares in respect of share-based payment plans	(18)			(18)				(18)
Net increase (decrease) in equity	(5,165)		8	(4,244)	(158)	(771)	(731)	(5,896)
Balance at beginning of period at Dec. 31, 2020	20,878	$ 173	2,637	14,424	1,132	2,512	1,241	22,119
Balance at end of period at Jun. 30, 2021	15,713	173	2,645	10,180	974	1,741	510	16,223
Balance at beginning of period at Dec. 31, 2020	20,878	173	2,637	14,424	1,132	2,512	1,241	22,119
Balance at end of period at Dec. 31, 2021	17,088	182	5,010	10,216	1,430	250	176	17,264
Reserves
Profit for the period	104			104			2	106
Other comprehensive loss	(760)				(513)	(247)	(10)	(770)
Total comprehensive (loss) income from continuing operations								(664)
Total comprehensive income (loss) for the period	(656)			104	(513)	(247)	(8)	(664)
Dividends	(320)			(320)			(5)	(325)
Reserve movements in respect of share-based payments	15			15				15
Effect of transactions relating to non-controlling interests	(14)			(14)				(14)
Movement in own shares in respect of share-based payment plans	(4)			(4)				(4)
Net increase (decrease) in equity	(979)			(219)	(513)	(247)	(13)	(992)
Balance at end of period at Jun. 30, 2022	$ 16,109	$ 182	$ 5,010	$ 9,997	$ 917	$ 3	$ 163	$ 16,272